EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	€ 26	€ 55	€ 141
Interest expense	0	0	1
Past service cost, net defined benefit liability (asset)	(518)	0	0
Post-employment benefit expense, defined benefit plans	(492)	55	142
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
Interest expense	0	0	0
Past service cost, net defined benefit liability (asset)	0	0	0
Post-employment benefit expense, defined benefit plans	0	0	0
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	26	55	141
Interest expense	0	0	1
Past service cost, net defined benefit liability (asset)	(518)	0	0
Post-employment benefit expense, defined benefit plans	€ (492)	€ 55	€ 142